FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30,2010
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		JULY 15, 2010
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	31 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 315,405.82 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                COL      COL      COL     COL             COL   COL  COL
 1                  2        3        4       5               6     7    8
____________________________________________________________________________
	         Title of           Value    SHARE  SH/PUT   Inv   Othr Vote
Name of Issuer	  Class   ID_CUSIP  (x$1000) PRN MT PRN/CALL Disc  Mgrs Auth
___________________________________________________________________________

APPLE INC	  Com    037833100 7545.9     30,000  SH     YES   None Sole
BAKER HUGHES INC  Com    057224107 4988.4    120,000  SH     YES   None Sole
CHUBB CORP	  Com    171232101 9336.867  186,700  SH     YES   None Sole
CNOOC LTD-ADR	  SP ADR 126132109 11061.05   65,000  SH     YES   None Sole
CHESAPEAKE ENERGY Com    165167107 9427.5    450,000  SH     YES   None Sole
COLGATE-PALMOLIVE Com    194162103 8821.12   112,000  SH     YES   None Sole
CLOROX COMPANY	  Com    189054109 8764.56   141,000  SH     YES   None Sole
CISCO SYSTEMS INC Com    17275R102 15215.34  714,000  SH     YES   None Sole
CHEVRON CORP	  Com    166764100 10179     150,000  SH     YES   None Sole
CHINA YUCHAI INTL Com    G21082105 2465.6    160,000  SH     YES   None Sole
DOLLAR TREE INC	  Com    256746108 5620.05   135,000  SH     YES   None Sole
DEVON ENERGY CORP Com    25179M103 7919.6    130,000  SH     YES   None Sole
HEINZ HJ CO	  Com    423074103 17184.272 397,600  SH     YES   None Sole
HEWLETT-PACKARD   Com    428236103 16511.32  381,500  SH     YES   None Sole
INTL BUSIN MACH   Com    459200101 19423.404 157,300  SH     YES   None Sole
INTEL CORP	  Com    458140100 8752.5    450,000  SH     YES   None Sole
KELLOGG CO	  Com    487836108 10638.45  211,500  SH     YES   None Sole
COCA-COLA CO/THE  Com    191216100 19246.08  384,000  SH     YES   None Sole
MCDONALD'S CORP	  Com    580135101 17225.005 261,500  SH     YES   None Sole
MINDRAY MED INT   sP ADR 602675100 5655.6    180,000  SH     YES   None Sole
MICROSOFT CORP	  Com    594918104 5177.25   225,000  SH     YES   None Sole
NIKE INC -CL B	  Com    654106103 4302.935   63,700  SH     YES   None Sole
PETROLEO BRASIL   SP ADR 71654V408 4118.4    120,000  SH     YES   None Sole
PEPSICO INC	  Com    713448108 15816.525 259,500  SH     YES   None Sole
PROCTER & GAMBLE  Com    742718109 19751.414 329,300  SH     YES   None Sole
PARTNERRE LTD	  Com    G6852T955 8767.5    125,000  SH     YES   None Sole
STRYKER CORP	  Com    863667101 2533.036  50,600   SH     YES   None Sole
TJX COMPANIES INC Com    872540109 7970.5    190,000  SH     YES   None Sole
WELLS FARGO & CO  Com    949746101 15383.04  600,900  SH     YES   None Sole
YUM! BRANDS INC	  Com    988498101 11712     300,000  SH     YES   None Sole
ZIMMER HOLDINGS   Com    98956P102 3891.6    72,000   SH     YES   None Sole